UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 1/31/09

Item 1.  Reports to Stockholders.

Generations Multi-Strategy Fund

Semi-Annual Report

January 31, 2009

Investor Information: 1-877-238-2406

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Generations Multi-Strategy Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Generations Multi-Strategy Fund (GMSFX)

Shareholder Letter for January 31, 2009 Semi-Annual Report

Performance Summary

The Generations Multi-Strategy Fund commenced operations on October 21, 2008.  Granted, the inception of the Fund occurred during a period that has proven in hindsight to be one of the most volatile investment environments in decades.

In a portfolio of 30 to 50 individual stocks, we feel it is possible for individual security positions to make a significant impact on total investor returns.  Investments in the portfolio are concentrated in the large-capitalization portion of the market (generally market capitalizations of at least $10 billion or more) and focus on three key strategies.  The portfolio core is focused on high-quality companies with good long-term prospects and fundamentals that we expect to remain prized regardless of the environment—factors such as such as earnings growth, balance sheet strength, return on capital and free cash flow—coupled with attractive valuations.  This serves as the backbone of the portfolio and generally is allocated the largest weighting as a percentage of market value.  Secondly, growth opportunity holdings are entities we believe hold promise of higher growth in market share, earnings and cash flow—which, if realized, may hold the key to strong price appreciation prospects over time.  Thirdly, the contrarian value segment of the portfolio consists of equity positions in firms that appear to hold attractive valuations and prospects, but are unappreciated by the markets due to temporary setbacks, negative media coverage, or other factors.  The latter two strategies represent smaller weightings in the portfolio, respectively.

The last few months have been extremely difficult for stock investors, as the global financial system has come under extreme strain.  Credit and lending markets tightened, economic growth has slowed causing an official recession to be declared, and major banks and financial institutions required government intervention and funding to repair damaged balance sheets.  The recession that officially began at the end of 2007 continues, and financial system strains, while improved, are not yet completely resolved.  Under this backdrop, investors fled all types of “risk” assets to the security of U.S. Treasury debt, and yields dropped to near (and temporarily, below) zero on the shortest-term issues.  Pessimism ran and continues to run at historically high levels, which has both caused and perpetuated dramatically depressed asset values both in the U.S. and abroad.

During the period from its inception date through its fiscal semi-annual accounting on January 31, 2009, the Fund earned a return of –10.8% compared to –12.8% for the Standard & Poor’s 500 Index.  Both returns reflect price appreciation and the inclusion of reinvested dividends.  While we are pleased with the relative outperformance, the recent environment has translated into an extremely trying time for stock investors.

Results during the period were highlighted by several trends.  A portfolio overweight toward equity positions that were less sensitive to the economic cycle, such as consumer staples and healthcare, proved to be very productive.  In particular, holdings in solid, “blue chip” firms such as Colgate-Palmolive and Kraft Foods, among others, held up better than the market during the downturn.  Similarly, diversified healthcare firms such as Johnson & Johnson and Abbott Laboratories outperformed the broader S&P.  Such industries and companies have the tendency, over time, to be recession-resistant due to the non-cyclical nature of their diversified product lineup and reach.

Additionally, holding an underweight in the financial and energy sectors served as a positive contribution to relative portfolio performance relative to the index.  A key facet to the market “story” of 2008 was the severe meltdown suffered in the share prices of large and once widely-held financial institutions, such as American International Group, Lehman Brothers and Citigroup.  By avoiding these types of firms, due to perceived lack of transparency concerning embedded risks as well as questions about balance sheet quality, we sidestepped several “landmines,” so to speak.

In the energy and materials sectors, believing that the commodity story had significantly weakened during the course of the year, our underweights protected the portfolio from larger declines as commodity prices and market sentiment plummeted.  Energy companies we did own were concentrated in the oil services sector, and were punished along with the broader group; however, we think stronger fundamentals remain attractive here in spite of price changes in the underlying commodity.

Outlook

That said, we view the much lower valuations and expectations as a positive in terms of potential investment returns looking forward.  If we are able to purchase shares in individual stocks at what appear to be bargain-basement prices, we feel that chances for improved investment results as markets improve are dramatically increased.

Looking forward, we believe there is light at the end of the tunnel.  To be clear, risks remain, and the 2009 environment remains uncertain in many respects.  We tread carefully in light of the current negative environment.  However, while we’ve been through a terribly difficult year, selected areas of the investment markets look very attractive at these levels and our objective is to take advantage of these opportunities as they are presented.  Times of extreme pessimism and investor fear have historically been followed by periods of market recovery, and it is common for investment markets to return to normal before the underlying environment sees the light—and missing such trends can be very detrimental to long-term investment results.

Specifically, information technology, services and healthcare represent “growth” areas of the economy that have been relatively ignored during the last several years, while the more cyclical energy, materials and mining stocks were in the limelight.  We think the stability and higher-quality of earnings from such companies and sale prices the market has given us bode well for potential returns.

After the extremes of 2008, our tilt toward higher-quality growth stocks appears as attractive as ever.  This posturing has resulted in a portfolio “beta” below that of the market, which has resulted in strong relative performance during market declines.  Going forward, we envision a risk profile closer to that of the market as prospects for economic and market recovery loom closer.  As higher-quality names typically trade at a premium to other stocks, valuations at these levels allow us to “upgrade” the quality of the portfolio without sacrificing potential rewards down the road.  As always, we remain prudent in avoiding unnecessary risk, especially in these types of volatile markets, but are looking increasingly to potential for recovery ahead.

We appreciate your continued confidence.

Performance for Period Ended January 31, 2009
	1 Year	5 Years	10 Years	Inception (10/21/2008)
Generations Multi-Strategy Fund	NA	NA	NA	-10.78%
S&P 500 Index	-38.63%	-4.24%	-2.64%	-12.82%

                                                                       Periods over one year represent average annualized returns.

Mutual funds involve risk including possible loss of principal.  The performance data quoted represents past performance and is not a guarantee of future results.  Performance assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value of this Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  For the most recent month-end performance, call 877-238-2406.

The total annual operating expense ratio as of the most recent prospectus was 1.08%, and may vary in future years.  Since October 21, 2008, the Fund’s advisor has been temporarily waiving a portion of the Fund’s expenses to a limit of 0.99%.   Otherwise, the returns would have been lower.

This report is authorized for use by existing shareholders.  A current Generations Multi-Strategy Fund prospectus must accompany or precede this piece if it is distributed to prospective shareholders.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Generations Multi-Strategy Fund before investing.  This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 877-238-2406.  Read the prospectus carefully before you invest or send money.  The Generations Multi-Strategy Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

This letter represents the current opinion of the Fund’s investment advisor and is subject to change at any time.  Actual results may differ materially and there is no guarantee that opinions will prove to be correct, and should not be relied upon as statements of fact.

The information provided in this report should not be considered a recommendation to buy, sell or hold any particular security.  As of January 31, 2008, the Fund had invested the following percentages of its assets in the companies mentioned:  Colgate-Palmolive, 4.48%; Kraft Foods, 0.00%; Johnson & Johnson, 4.33%; Abbott Laboratories, 3.41%.

Returns for the indices are provided for comparison.  The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.  The S&P 500® Index is an unmanaged composite of 500-large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

Shares of the Generations Multi-Strategy Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

0200-NLD-2/9/2009

Generations Multi-Strategy Fund

Schedule of Investments (Unaudited)
January 31, 2009
	Shares	Market Value

COMMON STOCK - 97.83%
Banks-4.60%
U.S. Bancorp	53,448	$ 793,168
Wells Fargo & Co.	46,215	873,464
		1,666,632
Beverages-7.06%
Brown-Forman Corp	25,465	1,156,366
Pepsico, Inc.	27,936	1,403,225
		2,559,591
Biotechnology-2.07%
Amgen, Inc.*	13,703	751,610

Chemicals-2.12%
Ecolab, Inc.	22,663	769,635

Commercial Services-2.95%
Paychex, Inc.	44,021	1,069,270

Computers-7.86%
Accenture Ltd.	26,101	823,748
Hewlett Packard Co.	32,040	1,113,390
Research In Motion Limited*	16,500	914,100
		2,851,238
Cosmetics/Personal Care-8.16%
Colgate Palmolive Co.	24,816	1,614,032
Procter & Gamble Co.	24,677	1,344,897
		2,958,929
Distribution/Wholesale-2.16%
Fastenal Co.	22,883	782,141

Diversified Finanancial Service-4.22%
Nasdaq Stock Market, Inc.*	37,339	814,737
T. Rowe Price Geoup, Inc.	26,000	717,080
		1,531,817
Engineering & Construction-4.63%
Fluor Corp	18,000	700,200
Jacobs Engineering Group, Inc.*	25,299	978,312
		1,678,512
Environmental Control-2.03%
Stericycle, Inc.*	15,061	736,784

Healthcare-Products-6.66%
Johnson & Johnson	27,030	1,559,361
Medtronic, Inc.	25,491	853,694
		2,413,055

The accompanying notes are an integral part of these financial statements.

Generations Multi-Strategy Fund

Schedule of Investments (Unaudited) (Continued)
January 31, 2009
	Shares	Market Value

Insurance-3.79%
Berkshire Hathaway, Inc.*	460	$ 1,374,940

Media-2.99%
Walt Disney Co.	52,239	1,080,302

Miscellaneous Manufacturer-1.99%
General Electric Co.	59,281	719,079

Oil & Gas-5.58%
ConocoPhillips	23,143	1,099,987
Noble Corp	33,951	921,770
		2,021,757
Oil & Gas Services-4.20%
BJ Services Co.	66,737	734,107
Schlumberger Ltd.	19,368	790,408
		1,524,515
Pharmaceuticals-5.60%
Abbott Labs	22,155	1,228,273
Teva Pharmaceutical Industies Ltd	19,377	803,177
		2,031,450
Real Estate-1.75%
CB Richards Ellis Group, Inc.*	176,645	635,922

Retail-6.16%
Wal Mart Stores, Inc.	30,769	1,449,835
Yum! Brands, Inc.	27,416	784,646
		2,234,481
Semiconductors-2.07%
Texas Instruments, Inc.	50,100	748,995

Software-7.10%
Autodesk, Inc.*	44,933	744,090
Cerner Corp.*	21,778	734,354
Intuit, Inc.*	48,369	1,095,558
		2,574,002
Telecommunications-2.10%
Cisco Systems, Inc.*	50,892	761,853

TOTAL COMMON STOCK
(Cost - $38,175,759)		35,476,510

The accompanying notes are an integral part of these financial statements.

Generations Multi-Strategy Fund

Schedule of Investments (Unaudited) (Continued)
January 31, 2009
	Shares	Market Value

SHORT TERM INVESTMENTS - 1.56%
AIM STIT-Treasury Portfolio - Institutional Class, 0.22%+	564,033	$ 564,033
TOTAL SHORT TERM INVESTMENTS
(Cost - $564,033)		564,033

Total Investments - 99.39%
(Cost - $38,739,792)		36,040,543
Other assets less liabilities - 0.61%		221,126
NET ASSETS - 100.00%		$ 36,261,669
___________
*Non-income producing security
+Reflects yield at January 31, 2008
ADR- American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Generations Multi-Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31. 2009

Assets:
Investments in Securities at Market Value (identified cost $38,739,792)	$ 36,040,543
Receivable for Fund Shares Sold	139,103
Receivable for Securities Sold	87,890
Dividends and Interest Receivable	52,256
Prepaid Expenses and Other Assets	2,572
Total Assets	36,322,364

Liabilities:
Payable for Fund Shares Redeemed	22,388
Accrued Advisory Fees	12,812
Accrued Administration Fees	3,358
Accrued Custody Fees	2,713
Accrued Fund Accounting Fees	2,293
Accrued Transfer Agent Fees	2,537
Other Accrued Expenses	14,594
Total Liabilities	60,695

Net Assets (Unlimited shares of no par value interest
authorized; 4,074,885 shares of beneficial interest outstanding)	$ 36,261,669

Net Asset Value, Offering and Redemption Price Per Share
($36,261,669 / 4,074,885 shares of beneficial interest outstanding)	$ 8.90

Composition of Net Assets:
At January 31, 2009, Net Assets consisted of:
Paid-in-Capital	$ 41,593,543
Undistributed Net Investment Income	21,200
Accumulated Net Realized Loss On Investments	(2,653,825)
Net Unrealized Appreciation on Investments	(2,699,249)
Net Assets	$ 36,261,669

The accompanying notes are an integral part of these financial statements.

Generations Multi-Strategy Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period October 21, 2008** Through January 31, 2009

Investment Income:
Interest Income	$ 9,128
Dividend Income	186,581
Total Investment Income	195,709

Expenses:
Investment Advisory Fees	72,327
Transfer Agent Fees and Expenses	13,825
Administration Fees	11,121
Fund Accounting Fees	7,691
Legal Fees	5,424
Audit Fees	5,303
Chief Compliance Officer Fees	4,474
Printing Expense	3,662
Custody Fees	2,713
Trustees' Fees	1,221
Miscellaneous Expenses	553
Total Expenses	128,314
Less: Investment Advisory Fees Waived	(48,180)
Net Expenses	80,134

Net Investment Income	115,575

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on:
Investments	(1,672,215)
Written Options	(981,610)
Net Change in Unrealized Depreciation on
Investments	(2,699,249)
Net Realized and Unrealized Loss on Investments	(5,353,074)

Net Decrease in Net Assets Resulting From Operations	$ (5,237,499)

**Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

Generations Multi-Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
January 31, 2009**
(Unaudited)
Operations:
Net Investment Income	$ 115,575
Net Realized Loss on Investments and Options	(2,653,825)
Net Change in Unrealized Depreciation on Investments	(2,699,249)
Net Decrease in Net Assets
Resulting From Operations	(5,237,499)

Distributions to Shareholders From:
Net Investment Income ($0.02 per share)	(94,375)

Beneficial Interest Transactions:
Proceeds from Shares Issued (4,302,438 shares)	43,703,907
Distributions Reinvested (9,300 shares)	88,537
Cost of Shares Redeemed (236,853 shares)	(2,198,901)
Total Beneficial Interest Transactions	41,593,543

Increase in Net Assets	36,261,669

Net Assets:
Beginning of Period	-
End of Period	$ 36,261,669

Undistributed Net Investment Income at End of Period	$ 21,200
_______
**Since October 21, 2008 (Commencement of Operations)

The accompanying notes are an integral part of these financial statements.

Generations Multi-Strategy Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period.

	Period
	Ended
	January 31, 2009**
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00
Increase From Operations:
Net investment income (a)	0.04
Net gain (loss) from securities
(both realized and unrealized) (d)	(1.12)
Total from operations	(1.08)

Less Distributions:
From net investment income	(0.02)
From net realized gains on investments	-
Total Distributions	(0.02)

Net Asset Value, End of Period	$ 8.90

Total Return (b)	(10.77)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 36,262
Ratio to average net assets:
Expenses, Gross	1.49%	(c)
Expenses, Net of Reimbursement	0.97%	(c)
Net investment income	1.34%	(c)
Portfolio turnover rate	77%

__________
**Since October 21, 2008 (Commencement of Operations)
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Generations Multi-Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2009

1.

ORGANIZATION

Generations Multi-Strategy Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is total return. The Fund commenced operations on October 21, 2008.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 21, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that markets participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on markets data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Generations Multi-Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2009

Various inputs are used in determining the value of the Fund's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at fair value.

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	$ 35,476,510	-
Level 2– Other Significant Observable Inputs	564,033	-
Level 3– Significant Unobservable Inputs		-
Total	$ 36,040,543	-

                                                                             *Other financial instruments include futures.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Futures Contracts – The Fund may use futures contracts to enhance yield and to potentially reduce transaction costs.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  Futures contracts outstanding at year end are listed after the Fund’s portfolio of investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund has adopted the provisions of FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be

Generations Multi-Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2009

taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Generally, the tax authorities can examine all tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Three G Financial, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.85% of the average daily net assets of the Fund.  For the period ended January 31, 2009, the Adviser earned advisory fees of $72,327.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until November 30, 2009, so that the total annual operating expenses of the Fund do not exceed 0.97% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  During the period ended January 31, 2009, the Adviser waived fees of $48,180, all of which will expire in 2012.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

  8 basis points or 0.08% per annum on the first $100 million in net assets

  6 basis points or 0.06% per annum on the next $150 million in net assets

  5 basis points or 0.05% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

Generations Multi-Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2009

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,250, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2009, the Fund incurred expenses of $4,474 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended January 31, 2009, GemCom received $2,444 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the period ended January 31, 2009, no fees were accrued under the Plan.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended January 31, 2009 amounted to $61,477,573 and $21,629,599 , respectively.  The cost basis of securities for financial reporting purposes was $38,739,792.  Gross unrealized appreciation and depreciation on investments as of January 31, 2009 aggregated $522,236 and $3,221,485, respectively.

Generations Multi-Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2009

5.

NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have, if any, on the Fund’s financial statements and related disclosures.

Generations Multi-Strategy Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/21/08)	Ending Account Value (1/31/09)	Expenses Paid During the Period (10/21/08 to 1/31/09)
Actual	$1,000.00	$ 892.29	$2.56*
Hypothetical** (5% return before expenses)	$1,000.00	$1,020.09	$4.89***

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio of 0.97%, multiplied by the number of days in the period (102) divided by the number of days in the fiscal year (365).

** The hypothetical example assumes that the Portfolio was in operation for the full six months ended 10/31/08.

*** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio of 0.97%, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

ADDITIONAL INFORMTION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular meeting held on June 26, 2008 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement between the Trust and the Adviser, on behalf of the Fund (the “Advisory Agreement”). In considering the proposed Advisory Agreement, the Board interviewed representatives of the Adviser and received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Predecessor Fund, a peer group of funds and appropriate indices with respect to the Predecessor Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser; (b) investment management staffing; and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 0.85% annual advisory fee based on the average net assets of the Fund.  The Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s projected advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trust’s independent counsel explained the obligations of the Adviser and the basis for its compensation under the terms of its proposed Advisory Agreement. The Trust’s President discussed the Adviser’s investment philosophy for the Fund and the plans for raising assets.  The Trustees discussed the proposed management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable in light of the services to be provided.  The Trustees concluded that the Fund’s estimated expense ratio was acceptable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense

ADDITIONAL INFORMTION (Unaudited) (Continued)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-238-2406 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-238-2406.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not Applicable

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/9/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/9/09